As filed with the Securities and Exchange Commission on September 16, 2019.

1933 Act File No. 333-102228

1940 Act File No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 281	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 283	☒
(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg, Esquire Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple, Esquire Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of September 2019.

Invesco Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper, Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	September 16, 2019
Daniel E. Draper

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	September 16, 2019

/s/ Anna Paglia Anna Paglia	Secretary	September 16, 2019

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	September 16, 2019

*/s/ Todd J. Barre Todd J. Barre	Trustee	September 16, 2019

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	September 16, 2019

**/s/ Edmund P. Giambastiani, Jr.	Trustee	September 16, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	September 16, 2019
Victoria J. Herget

*/s/ Marc M. Kole Marc M. Kole	Trustee	September 16, 2019

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	September 16, 2019

**/s/ Joanne Pace	Trustee	September 16, 2019
Joanne Pace

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	September 16, 2019

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	September 16, 2019

*By: /s/ Anna Paglia Anna Paglia, Attorney-in-Fact		September 16, 2019

*	Anna Paglia signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243, which are incorporated by reference herein.
**	Anna Paglia signs pursuant to the powers of attorney filed with Post-Effective Amendment No. 280 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document